UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC
Address:  One Federal Street
          18th Floor
          Boston, MA 02110


13F File Number:  028-12440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John R. Dorfman
Title:  Chairman
Phone:  617-630-8000


Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                   May 13, 2008
---------------------            ---------------             -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

       -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $114,475
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP       (x1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                  --------       -----       -------   -------  --- ----   ----------  --------  ----  ------  ----
APACHE CORP                     COM            037411105    3,661     30,304  SH         SOLE                  SOLE
APRIA HEALTHCARE GROUP INC      COM            037933108      598     30,260  SH         SOLE                  SOLE
ARCH CAP GROUP LTD              ORD            G0450A105    1,685     24,540  SH         SOLE                  SOLE
ASTRAZENECA PLC                 SPONSORED ADR  046353108    8,747    234,075  SH         SOLE                  SOLE
AU OPTRONICS CORP               SPONSORED ADR  002255107    2,192    127,522  SH         SOLE                  SOLE
AUTOLIV INC                     COM            052800109    1,949     38,824  SH         SOLE                  SOLE
BANCO LATINOAMERICANO DE EXP    CL E           P16994132    1,512     98,214  SH         SOLE                  SOLE
BANKATLANTIC BANCORP            CL A           065908501    1,273    325,600  SH         SOLE                  SOLE
BEAR STEARNS COS INC            COM            073902108    1,290    123,000  SH         SOLE                  SOLE
COLUMBIA SPORTSWEAR CO          COM            198516106   12,009    272,750  SH         SOLE                  SOLE
COMMERCIAL METALS CO            COM            201723103    6,154    205,337  SH         SOLE                  SOLE
CREDICORP LTD                   COM            G2519Y108    1,043     14,537  SH         SOLE                  SOLE
CULLEN FROST BANKERS INC        COM            229899109    2,001     37,720  SH         SOLE                  SOLE
CURTISS WRIGHT CORP             COM            231561101    3,021     72,820  SH         SOLE                  SOLE
DEVON ENERGY CORP NEW           COM            25179M103    3,848     36,884  SH         SOLE                  SOLE
ELECTRONIC DATA SYS NEW         COM            285661104    1,455     87,391  SH         SOLE                  SOLE
FPIC INS GROUP INC              COM            302563101    3,598     76,325  SH         SOLE                  SOLE
FREIGHTCAR AMER INC             COM            357023100    2,316     67,523  SH         SOLE                  SOLE
GEVITY HR INC                   COM            374393106    5,256    606,950  SH         SOLE                  SOLE
GOLDMAN SACHS GROUP INC         COM            38141G104      203      1,230  SH         SOLE                  SOLE
HUTCHINSON TECHNOLOGY INC       COM            448407106    2,280    143,295  SH         SOLE                  SOLE
KINETIC CONCEPTS INC            COM NEW        49460W208    1,389     30,052  SH         SOLE                  SOLE
KING PHARMACEUTICALS INC        COM            495582108    1,251    143,835  SH         SOLE                  SOLE
LINCOLN ELEC HLDGS INC          COM            533900106    3,270     50,700  SH         SOLE                  SOLE
MB FINANCIAL INC NEW            COM            55264U108    1,692     54,957  SH         SOLE                  SOLE
MERCURY GENL CORP NEW           COM            589400100    1,279     28,874  SH         SOLE                  SOLE
NAM TAI ELECTRS INC             COM PAR $0.02  629865205    5,040    525,000  SH         SOLE                  SOLE
NOVELLUS SYS INC                COM            670008101    4,287    203,656  SH         SOLE                  SOLE
OVERSEAS SHIPHOLDING GROUP I    COM            690368105    3,660     52,260  SH         SOLE                  SOLE
PALM INC NEW                    COM            696643105      975    194,905  SH         SOLE                  SOLE
PEROT SYS CORP                  CL A           714265105      617     41,000  SH         SOLE                  SOLE
ROFIN SINAR TECHNOLOGIES INC    COM            775043102    4,335     96,540  SH         SOLE                  SOLE
SCHNITZER STL INDS              CL A           806882106    6,290     88,570  SH         SOLE                  SOLE
SEABOARD CORP                   COM            811543107    1,740      1,112  SH         SOLE                  SOLE
ST MARY LD & EXPL CO            COM            792228108    1,155     30,003  SH         SOLE                  SOLE
TSAKOS ENERGY NAVIGATION LTD    SHS            G9108L108    5,775    187,732  SH         SOLE                  SOLE
UNITED FIRE & CAS CO            COM            910331107    3,761    100,550  SH         SOLE                  SOLE
WESTAR ENERGY INC               COM            95709T100    1,868     82,024  SH         SOLE                  SOLE

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